Impairment test on Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2023
Impairment test on Property, plant and equipment
Schedule of Impairment Loss were (Recognized) Reversed

As a consequence of the evaluation, the following amounts of impairment loss were (recognized) reversed:

Amounts in US$‘000	2023	2022	2021
Chile (a)	(13,332)	—	(17,641)
Argentina (b)	—	—	13,307
	(13,332)	—	(4,334)
(a)	Recognition of impairment loss in the Fell Block due to the known selling price of the related net assets in the context of the transaction described in Note 36.1 in 2023, and due to the decline in the proved reserves estimation in 2021.

(b)	Reversal of impairment loss in the Aguada Baguales and El Porvenir Blocks due to the known market price of the blocks in the context of the transaction described in Note 36.3.